Note 3 - Term Loan and Line of Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	2017
	Gross Amount	Debt Issuance Costs	Net Amount
Term loan agreement	$11,464	$(172)	$11,292
Less current portion	566	(19)	547
Long-term debt	$10,898	$(153)	$10,745
	2016
	Gross Amount	Debt Issuance Costs	Net Amount
Term loan agreement	$12,000	$(189)	$11,811
Less current portion	536	(19)	517
Long-term debt	$11,464	$(170)	$11,294

Schedule of Maturities of Long-term Debt [Table Text Block]
201 8	$566
201 9	597
202 0	629
202 1	664
202 2	700
Thereafte r	8,308
Tota l	$11,464